Condensed Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (5,053,185)	$ 2,174	$ 3,974,007	$ (9,029,366)
Balance (in shares) at Dec. 31, 2013		21,740,006
Conversion of Series A and Series B preferred stock to common stock	1,419,410	$ 164	1,419,246	0
Conversion of Series A and Series B preferred stock to common stock (in shares)		1,637,000
Stock based compensation	1,203,663	$ 0	1,203,663	0
Issuance of common stock for consulting services	25,000	$ 4	24,996
Issuance of common stock for consulting services (in shares)		43,860
Exercise of common stock warrants	6,132	$ 61	6,071
Exercise of common stock warrants (in shares)		613,228
Net loss	(9,253,323)	$ 0	0	(9,253,323)
Balance at Dec. 31, 2014	(11,652,303)	$ 2,403	6,627,983	(18,282,689)
Balance (in shares) at Dec. 31, 2014		24,034,094
Conversion of Series A and Series B preferred stock to common stock	18,524,163	$ 2,136	18,522,027	0
Conversion of Series A and Series B preferred stock to common stock (in shares)		21,363,000
Issuance of additional common stock upon Series A anti-dilution (in shares)		3,208,077
Issuance of common stock warrants	1,817,672		1,817,672
Stock based compensation	722,934	$ 0	722,934	0
Exercise of common stock warrants	5,651	57	5,594
Issuance of additional common stock upon Series A anti-dilution	0	$ 321	(321)
Exercise of common stock warrants (in shares)		565,061
Net loss	(9,441,535)	$ 0	0	(9,441,535)
Balance at Dec. 31, 2015	(23,419)	$ 4,917	27,695,888	(27,724,224)
Balance (in shares) at Dec. 31, 2015		49,170,232
Conversion of Series A and Series B preferred stock to common stock	193,650	$ 43	193,607	0
Conversion of Series A and Series B preferred stock to common stock (in shares)		430,000
Stock based compensation	414,687	$ 0	414,687	0
Exercise of common stock warrants	274	$ 2	271	0
Exercise of common stock warrants (in shares)		27,364
Net loss	(4,320,991)	$ 0	0	(4,320,991)
Balance at Jun. 30, 2016	$ (3,735,800)	$ 4,962	$ 28,304,453	$ (32,045,215)
Balance (in shares) at Jun. 30, 2016		49,627,596